LOANS HELD FOR INVESTMENT AT CARRYING VALUE, Summary of Loans Held at Carrying Value (FY) (Details) - USD ($)		5 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2020		Sep. 30, 2021		Dec. 31, 2020		Jul. 30, 2020
Loans held as investment, Carrying Amount [Abstract]
Loans held at carrying value, outstanding principal		$ 33,907,763	[1],[2]	$ 164,361,340	[1],[3]	$ 33,907,763	[1],[2]	$ 0
Loans held at carrying value, original issue discount		(2,070,732)		(11,199,559)		(2,070,732)		0
Loans held at carrying value		$ 31,837,031	[1],[2],[4]	$ 153,161,781	[1],[3]	$ 31,837,031	[1],[2],[4]	$ 0
Loans held at carrying value, weighted average remaining life		4 years 8 months 12 days	[5]	4 years	[6]	4 years 8 months 12 days	[6]
Senior Term Loans [Member]
Loans held as investment, Carrying Amount [Abstract]
Loans held at carrying value, outstanding principal	[1]	$ 33,907,763		$ 164,361,340		$ 33,907,763
Loans held at carrying value, original issue discount		(2,070,732)		(11,199,559)		(2,070,732)
Loans held at carrying value	[1]	$ 31,837,031	[4]	$ 153,161,781		$ 31,837,031	[4]
Loans held at carrying value, weighted average remaining life		4 years 8 months 12 days	[5]	4 years	[6]	4 years 8 months 12 days	[6]

[1]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs.
[2]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
[4]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
[5]	Weighted average remaining life is calculated based on the carrying value of the loans as of December 31, 2020
[6]	Weighted average remaining life is calculated based on the carrying value of the loans as of September 30, 2021 and December 31, 2020.